Alliance
Municipal
Trust

-Ohio Portfolio

                             Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)         Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                               Yield      Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-100.1%
           ILLINOIS-3.1%
           Madison County SWDR
           (Shell Oil Wood River
           Project)
           Series 97A AMT
$     500  3/01/33 (b) ............................   2.00%   $  500,000
                                                              ----------
           OHIO-95.1%
           Butler County
           (Health Care Facilities
           of Oxford)
           Series 99
      250  6/01/23 (b) ............................   1.90       250,000
           Butler County Healthcare
           Facilities
           (Knolls of Oxford)
           Series 99
      500  3/01/29 (b) ............................   1.72       500,000
           Centerville Health Care
           (Bethany Lutheran Village)
           Series 88
      200  5/01/08 (b) ............................   1.90       200,000
           Cleveland Airport
           Systems
           FSA Series C
      500  1/01/31 (b) ............................   1.70       500,000
           Cuyahoga County Hospital
           (Cleveland Clinic)
           Series 96A
      685  1/01/26 (b) ............................   1.55       685,000
           Cuyahoga Health Care
           (Judson Retirement Community)
    1,385  11/15/19 (b) ...........................   1.65     1,385,000
           Evendale
           (SHV Real Estate, Inc.
           Project)
           Series 85
      700  9/01/15 (b) ............................   1.60       700,000
           Franklin
           (Trinity Health Credit Group)
           Series 00F
      450  12/01/30 (b) ...........................   1.60       450,000
           Franklin County MFHR
           (Golf Pointe Apts.)
           Series 00B AMT
      500  1/01/34 (b) ............................   1.75       500,000
           Franklin County MFHR
           (Hanover Ridge Apts.)
           Series 00 AMT
      750  12/15/30 (b) ...........................   2.00       750,000
           Lorain County Hospital
           (Elyria United Methodist)
           Series 96B
    1,000  6/01/12 (b) ............................   1.68     1,000,000
           Ohio Air Quality Development
           Authority
           (JMG Funding Ltd. Partnership)
           Series 94A AMT
      800  4/01/28 (b) ............................   1.77       800,000
           Ohio Air Quality Development
           Authority
           (JMG Funding Ltd. Partnership)
           Series 95B AMT
      550  4/01/29 (b) ............................   1.70       550,000
           Ohio Bonds
           (Major New Infrastructure I)
           Series 01
      800  6/15/02 ................................   2.10       804,997
           Ohio Environmental
           Improvement Authority
           (Newark Group Industries,
           Inc. Project)
           Series 96 AMT
      195  12/01/26 (b) ...........................   1.74       195,000
           Ohio Higher Educational
           Facility Authority
           (Case Western Reserve
           University)
           Series 01A
      470  10/01/22 (b) ...........................   1.55       470,000
           Ohio Housing Finance Agency
           Series 01B AMT
      500  3/01/02 ................................   3.40       500,000
           Ohio Water Development
           Authority
           (Cleveland Electric
           Illumination)
           Series 97B
      800  8/01/20 (b) ............................   1.65       800,000

STATEMENT OF NET ASSETS (continued)    Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                               Yield      Value
--------------------------------------------------------------------------------
           Ohio Water Development
           Authority
           (Timken Corp. Project)
           Series 93
$     500  5/01/07 (b) ............................   1.60%   $  500,000
           Ohio Water Development
           Authority BAN
           (Water Pollution Control
           Project)
           Series 01
      800  3/28/02 ................................   1.35       802,189
           Warren County
           (Pioneer Industrial
           Components)
           Series 85
    1,500  12/01/05 (b) ...........................   1.85     1,500,000
           Warren County Health Care
           Facilities
           (Otterbein Homes)
           Series 98A
      625  7/01/21 (b) ............................   1.72       625,000
           Warren County Health Care
           Facilities
           (Otterbein Homes)
           Series 98B
      163  7/01/23 (b) ............................   1.90       162,980

           Wooster Development
           Authority
           (Allen Group, Inc.)
           Series 85
      700  12/01/10 (b) ...........................   1.60       700,000
                                                             -----------
                                                              15,330,166
                                                             -----------
           PUERTO RICO-1.9%
           Puerto Rico Industrial,
           Medical, Higher Education
           and Environmental Authority
           (Ana G. Mendez University
           System Project)
           Series 98
      300  10/01/21 (b) ...........................   1.65       300,000
                                                             -----------
           TOTAL INVESTMENTS-100.1%
           (amortized cost
           $16,130,166) ...........................           16,130,166
           Other assets less
           liabilities-(0.1%) .....................              (15,906)
                                                             -----------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           16,114,260 shares
           outstanding) ...........................          $16,114,260
                                                             ===========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FSA   - Financial Security Assurance, Inc.
      MFHR  - Multi-Family Housing Revenue
      SWDR  - Solid Waste Disposal Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001
(unaudited)                            Alliance Municipal Trust - Ohio Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................................                $174,761
EXPENSES
   Advisory fee (Note B) ..........................................   $  41,816
   Distribution assistance and administrative service (Note C) ....      39,491
   Custodian fees .................................................      19,503
   Offering and organization expenses .............................      13,813
   Transfer agency (Note B) .......................................       9,700
   Audit and legal fees ...........................................       4,414
   Printing .......................................................       1,718
   Trustees' fees .................................................         951
   Registration fees ..............................................         403
   Miscellaneous ..................................................         337
                                                                      ---------
   Total expenses .................................................     132,146
   Less: expenses waived and reimbursed by Adviser (see Note C) ...     (48,514)
                                                                      ---------
   Net expenses ...................................................                  83,632
                                                                                   --------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................                $ 91,129
                                                                                   ========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                      Six Months Ended
                                                      December 31, 2001    January 2, 2001 (a)
                                                         (unaudited)         to June 30, 2001
                                                      =================    ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ........................        $     91,129         $    175,839
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ........................             (91,129)            (175,839)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ........................             367,877           15,746,383
                                                         ------------         ------------
   Total increase ...............................             367,877           15,746,383
NET ASSETS
   Beginning of period ..........................          15,746,383                   -0-
                                                         ------------         ------------
   End of period ................................        $ 16,114,260         $ 15,746,383
                                                         ============         ============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)          Alliance Municipal Trust - Ohio Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio (the "Portfolio") and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on January 2, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization and Offering Expenses

Organization expenses of $7,500 were charged to the Portfolio as incurred prior to commencement of operations. Offering expenses of $1,500 have been deferred and are being amortized on a straight-line basis through January 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. Additionally, the Adviser also agreed to reimburse the Portfolio from January 11, 2001 to January 31, 2001 for expenses exceeding .50 of 1% of its average daily net assets. For the six months ended December 31, 2001, the reimbursement amounted to $36,139.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services,

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $7,500 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's has no offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $20,908. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2001, such payments amounted to $6,208. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, the Adviser waived such reimbursement, amounting to $12,375.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2001, capital paid-in aggregated $16,114,260. Transactions, all at $1.00 per share, were as follows:

                                                  Six Months Ended
                                                  December 31, 2001   January 2, 2001* to
                                                     (unaudited)         June 30, 2001
                                                  =================   ===================
Shares sold ..................................        25,394,119          38,483,863
Shares issued on reinvestments of dividends ..            91,129             175,839
Shares redeemed ..............................       (25,117,371)        (22,913,319)
                                                     -----------         -----------
Net increase .................................           367,877          15,746,383
                                                     ===========         ===========

--------------------------------------------------------------------------------

*     Commencement of operations.

FINANCIAL HIGHLIGHTS                   Alliance Municipal Trust - Ohio Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Six Months
                                                                    Ended         January 2, 2001 (a)
                                                              December 31, 2001            to
                                                                  (unaudited)         June 30, 2001
                                                              =================   ===================
Net asset value, beginning of period .....................        $      1.00          $      1.00
                                                                  -----------          -----------
Income From Investment Operations
Net investment income (b) ................................               .006                 .011
                                                                  -----------          -----------
Less: Dividends
Dividends from net investment income .....................              (.006)               (.011)
                                                                  -----------          -----------
Net asset value, end of period ...........................        $      1.00          $      1.00
                                                                  ===========          ===========
Total Return
Total investment return based on net asset value (c) .....               0.55%                1.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................        $    16,114          $    15,746
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (d) .......               1.00%                 .96%
   Expenses, before waivers and reimbursements (d) .......               1.58%                2.63%
Net investment income (b)(d) .............................               1.09%                2.29%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - Ohio Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTOHSR1201